Financial Instruments (Details) - Schedule of financial instruments - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2021
Financial assets -
Trade account receivables, net	$ 971,063	$ 745,593	$ 735,026
Trade account receivables from related parties	61	24
Total	971,124	745,617	735,026
Financial liabilities -
Accounts payable to suppliers	1,371,778	1,984,932	2,078,628
Lease liability	291,908	17,880	24,378
Long term debt		1,510,385
Long term debt and borrowings	6,148,675		629,877
Derivative financial instruments	2	2	2
Total	7,812,361	3,513,197	2,732,883
Fair value through profit or loss [member]
Financial assets -
Total		28,193
Financial liabilities -
Derivative financial instruments	15,329	$ 28,193	320,294
Total	$ 15,329		$ 320,294